Assets held for sale_Details of assets held for sale (Details) $ in Thousands, ₩ in Millions		Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total		₩ 18,705	$ 16,824	₩ 48,624
Investments in joint ventures and associates
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total		5,865		46,217
Premises and equipment
Noncurrent assets or disposal groups classified as held for sale [Line Items]
Total	[1]	12,840		2,407
Non-current assets classified as held for sale out of assets of consolidated subsidiaries	[1]	₩ 5,223		₩ 840

[1]	As of June 30, 2018 and December 31, 2017, non-operating assets of the subsidiaries include land and buildings classified as assets held for sale amounting to 5,223 million Won and 840 million Won, respectively.